WARRANTS (Tables)	12 Months Ended
Oct. 31, 2023
Warrants
Schedule of warrant activities

	Number	Weighted Average Exercise Price (CAD$)
Balance - October 31, 2020	44,158,331	0.33
Issuance pursuant to private placement	8,200,000	0.20
Issuance pursuant to the Offering	23,162,579	0.30
Expiration of broker warrants	(757,125)	0.44)
Expiration of warrants	(17,843,998)	0.55
Balance - October 31, 2021	56,919,787	0.22
Expiration of warrants pursuant to convertible debt deemed re-issuance	(8,409,091)	0.16
Expiration of warrants issued pursuant to private placement to PBIC	(15,000,000)	0.13
Balance - October 31, 2022	33,510,696	0.28
Issuance pursuant to the December Convertible Debentures (Note 11.1)	6,716,499	0.25
Issuance pursuant to the July Convertible Debentures (Note 11.2)	13,737,500	0.28
Issuance pursuant to the August Convertible Debentures (Note 11.2.1)	2,816,250	0.28
Issued pursuant to the Consulting Agreement with Goodness Growth (Note 13.2)	8,500,000	0.33
Expiration of warrants pursuant to Feb 2021 subscription	(8,200,000)	0.20
Expiration of warrants pursuant to the Offering (Special warrant issue)	(23,162,579)	0.30
Expiration of warrants pursuant to terminate purchase agreement	(2,148,117)	0.44
Balance - October 31, 2023	31,770,249	0.29

Schedule of warrant issued and outstanding

Exercise price (CAD$)	Warrants outstanding	Life (years)	Expiry date
0.25	6,716,499	2.09	December 2, 2025
0.28	13,737,500	2.70	July 13, 2026
0.28	2,816,250	2.80	August 17, 2026
0.33	8,500,000	4.93	October 05, 2028
0.29	31,770,249	3.18

Schedule of Agent warrants assumption at grant date based

Expected (strike) price	0.328
Risk-free interest rate	4.18%
Expected life	4.94 years
Expected volatility	99%